Share-Based Payments - Employee Plans Reconciliation of Shares Outstanding (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2025 shares	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares
Share Options Outstanding [Abstract]
Granted (in shares)	421,818
Settlement Date December 11 2025
Share Options Outstanding [Abstract]
Fair Value Per Share | € / shares		€ 82.29
Settlement Date December 6 2025
Share Options Outstanding [Abstract]
Fair Value Per Share | € / shares		82.65
Settlement Date April 3 2025
Share Options Outstanding [Abstract]
Fair Value Per Share | € / shares		82.91
Settlement Date June 3 2025
Share Options Outstanding [Abstract]
Fair Value Per Share | € / shares		€ 101.56
LTI 2020 program
Share Options Outstanding [Abstract]
Beginning balance (in shares)	1,163	1,163	230,905
Granted (in shares)		0	0
Forfeited (in shares)		0	(4,541)
Settled (in shares)		(1,163)	(225,201)
Ending balance, (in shares)		0	1,163
thereof vested (in shares)		0
thereof un-vested (in shares)		0
LTI 2021 program
Share Options Outstanding [Abstract]
Beginning balance (in shares)	98,779	98,779	101,111
Granted (in shares)		0	0
Forfeited (in shares)		(2,711)	(2,332)
Settled (in shares)		(96,068)	0
Ending balance, (in shares)		0	98,779
thereof vested (in shares)		0
thereof un-vested (in shares)		0
LTI 2022 program
Share Options Outstanding [Abstract]
Beginning balance (in shares)	367,462	367,462	379,969
Granted (in shares)		0	0
Forfeited (in shares)		(14,292)	(12,507)
Settled (in shares)		0	0
Ending balance, (in shares)		353,170	367,462
thereof vested (in shares)		270,428
thereof un-vested (in shares)		82,742
LTI 2023 program
Share Options Outstanding [Abstract]
Beginning balance (in shares)	771,309	771,309	0
Granted (in shares)		0	834,211
Forfeited (in shares)		(49,235)	(62,902)
Settled (in shares)		0	0
Ending balance, (in shares)		722,074	771,309
thereof vested (in shares)		371,401
thereof un-vested (in shares)		350,673
LTI 2024 program - RSUs
Share Options Outstanding [Abstract]
Beginning balance (in shares)	0	0	0
Granted (in shares)		977,498
Forfeited (in shares)		(79,740)	0
Settled (in shares)		(219,984)	0
Ending balance, (in shares)		677,774	0
thereof vested (in shares)		0
thereof un-vested (in shares)		677,774
LTI 2024 program - PRSUs
Share Options Outstanding [Abstract]
Beginning balance (in shares)	0	0	0
Granted (in shares)		21,878	0
Forfeited (in shares)		(3,611)	0
Settled (in shares)		(2,521)	0
Ending balance, (in shares)		15,746	0
thereof vested (in shares)		0
thereof un-vested (in shares)		15,746